Average Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - FidelityAdvisorStockSelectorMidCapFund-AMCIZPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 29, 2024
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.14%
Past 5 years	11.14%
Past 10 years	8.06%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.86%
Past 5 years	9.51%
Past 10 years	6.59%
Fidelity Advisor Stock Selector Mid Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.00%
Past 5 years	8.59%
Past 10 years	6.17%
Fidelity Advisor Stock Selector Mid Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.96%
Past 5 years	11.59%
Past 10 years	8.04%
Fidelity Advisor Stock Selector Mid Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.51%
Past 5 years	11.40%
Past 10 years	8.06%
Fidelity Advisor Stock Selector Mid Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.17%
Past 5 years	12.73%
Past 10 years	8.96%
Fidelity Advisor Stock Selector Mid Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.31%
Past 5 years	12.90%
Since Inception	10.31%	[1]
SP004
Average Annual Return:
Past 1 year	16.44%
Past 5 years	12.62%
Past 10 years	9.27%

[1]	AFrom February 1, 2017.